Summary of significant accounting policies (Real estate sales and Real estate management services income and Incremental cost to obtain a contract and Income taxes) (Details) - USD ($)	1 Months Ended	6 Months Ended
	Jan. 31, 2018	Jun. 30, 2018	Jun. 30, 2017
Increase Decrease Real Estate Property Development Completed		$ (126,893,388)	$ (87,425,687)
Increase Decrease Real Estate Property Under Development		1,860,822,075	190,999,510
Increase (Decrease) in Accounts Receivable		(64,225,886)	(6,121,326)
Increase (Decrease) in Prepaid Expense and Other Assets		(86,806,903)	(44,850,418)
Increase (Decrease) in Other Accounts Payable and Accrued Liabilities		(30,249,427)	40,843,728
Increase (Decrease) in Income Taxes Payable		(54,793,960)	(20,372,658)
Increase (Decrease) in Customer Deposits		2,292,637,839	18,935,748
Increase Decrease in Contract with Customer, Asset		17,654,975	$ 0
Accounting Standards Update 2014-09 [Member]
Increase Decrease Real Estate Property Development Completed	$ 35,100,000	163,500,000
Increase Decrease Real Estate Property Under Development	1,176,100,000	1,366,100,000
Increase (Decrease) in Accounts Receivable	91,100,000	(23,700,000)
Increase (Decrease) in Prepaid Expense and Other Assets	24,500,000	26,600,000
Increase (Decrease) in Other Accounts Payable and Accrued Liabilities	800,000	500,000
Increase (Decrease) in Income Taxes Payable	18,500,000	(15,900,000)
Increase (Decrease) in Customer Deposits	1,602,000,000	1,984,800,000
Increase Decrease in Accumulated Other Comprehensive Income Loss	10,900,000	(7,000,000)
Increase Decrease in Retained Earnings Deficit	320,200,000	322,900,000
Fresh-Start Adjustment, Increase (Decrease), Deferred Income Tax Liabilities, Noncurrent		7,000,000
Increase Decrease in Revenue		366,100,000
Increase Decrease in Cost of Revenue		363,400,000
Accounting Standards Update 2014-09 [Member] | Sales Commission [Member]
Increase Decrease in Accumulated Other Comprehensive Income Loss	400,000	200,000
Increase Decrease in Retained Earnings Deficit	11,300,000	13,000,000
Increase Decrease in Contract with Customer, Asset	15,600,000	17,000,000
Increase Decrease in Selling and Distribtion Expenses		(1,700,000)
Accounting Standards Update 2014-09 [Member] | Income Tax Expense [Member]
Increase (Decrease) in Income Taxes Payable		1,300,000
Increase Decrease in Accumulated Other Comprehensive Income Loss	3,400,000	100,000
Increase Decrease in Retained Earnings Deficit	100,900,000	100,300,000
Increase Decrease in Deferred Income Tax Liabilities	(36,100,000)	(99,800,000)
Increase Decrease in Deferred Income Tax Assets	68,200,000	1,900,000
Accounting Standards Update 2014-09 [Member] | Real Estate Management Services Income [Member]
Increase (Decrease) in Accounts Receivable	2,600,000	6,400,000
Increase Decrease in Accumulated Other Comprehensive Income Loss	100,000	100,000
Increase Decrease in Retained Earnings Deficit	$ 1,900,000	5,900,000
Increase Decrease in Revenue		$ 4,000,000